Stock-Based Compensation (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stock-Based Compensation [Abstract]
Stock-Based Compensation
Note 6 – Stock-Based Compensation

The Company has three equity compensation plans: the 2010 Equity Incentive Plan, the 2012 Equity Incentive Plan and the 2014 Equity Incentive Plan (the "Plans"). Originally, the Company was able to grant up to 548,206 and 1,096,411 shares of Common Stock as both incentive stock options ("ISOs") and nonqualified stock options ("NQs") under the 2010 Equity Incentive Plan and the 2012 Equity Incentive Plan, respectively. In 2013, the Company's stockholders approved an increase to 1,279,146 shares authorized for issuance under the 2010 Equity Incentive Plan. In 2014, the Board of Directors of the Company (the "Board") approved an increase to 1,350,412 shares authorized for issuance under the 2010 Equity Incentive Plan.

In 2014, the Company's stockholders approved the 2014 Equity Incentive Plan pursuant to which the Company may grant up to 1,827,351 shares as ISOs, NQs and restricted stock units ("RSUs"), subject to increases as hereafter described (the "Plan Limit"). In addition, on January 1, 2015 and each January 1 thereafter prior to the termination of the 2014 Equity Incentive Plan, pursuant to the terms of the 2014 Equity Incentive Plan, the Plan Limit was and shall be increased by the lesser of (x) 4% of the number of shares of Common Stock outstanding as of the immediately preceding December 31 and (y) such lesser number as the Board of Directors may determine in its discretion. On January 1, 2016, 2017 and 2018 the Plan Limit was increased to 3,047,323 shares, 4,204,063 shares and 5,438,831 shares, respectively.

Pursuant to the terms of the Plans, ISOs have a term of ten years from the date of grant or such shorter term as may be provided in the option agreement. Unless specified otherwise in an individual option agreement, ISOs generally vest over a four year term and NQs generally vest over a one, three or four year term. Unless terminated by the Board, the Plans shall continue to remain effective for a term of ten years or until such time as no further awards may be granted and all awards granted under the Plans are no longer outstanding.

The Company issued the following non-qualified options to purchase shares of common stock to its newly appointed executives who are still employed by the Company.  The awards were granted outside of the Company's 2014 Equity Incentive Plan and vest over four years with 25% vesting one year following the date of hire, and the remaining 75% vesting in 36 equal monthly installments thereafter, subject to continued service to the Company through each vesting date and subject to acceleration or forfeiture upon the occurrence of certain events as set forth in the applicable option agreement and employment agreement. The grant awards were made pursuant to the NASDAQ inducement grant exception as a material component of employment compensation.

Issue Date	25% Vesting Date	Executive	Number of Options
November 16, 2015	October 30, 2016	SVP, General Counsel and Secretary	80,000
March 1, 2017	February 28, 2018	SVP, Regulatory Affairs	80,000
November 1, 2017	October 31, 2018	Chief Financial Officer	200,000

The Company’s stock-based compensation expense related to stock options and RSUs was recognized in operating expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(unaudited)		(unaudited)
Stock-Based Compensation
Research and development	$612,218	$702,284	$2,041,070	$2,090,076
General and administrative	1,029,980	868,630	3,245,533	2,547,066
Retention Compensation	264,970	–	264,970	–
Total	$1,907,168	$1,570,914	$5,551,573	$4,637,142

The fair value of options granted during the nine months ended September 30, 2018 and the three and nine months ended September 30, 2017 was estimated using the Black-Scholes option valuation model utilizing the following assumptions. There were no options granted during the three months ended September 30, 2018.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	Weighted Average	Weighted Average	Weighted Average	Weighted Average
	(unaudited)		(unaudited)
Volatility	0.00%	86.98%	89.06%	88.82%
Risk-Free Interest Rate	0.00%	1.83%	2.31%	1.89%
Expected Term in Years	–	6.03	4.24	5.99
Dividend Rate	0.00%	0.00%	0.00%	0.00%
Fair Value of Option on Grant Date	$–	$7.22	$5.54	$6.76

The following table summarizes the number of options outstanding and the weighted average exercise price:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options outstanding at December 31, 2017	6,462,795	$6.50
Granted	2,322,906	7.52
Exercised	(198,300)	3.64
Forfeited	(1,438,027)	10.13
Options outstanding at September 30, 2018	7,149,374	$6.18	6.13	$42,723
Vested and expected to vest at September 30, 2018	7,149,374	$6.18	6.13	$42,723
Exercisable at September 30, 2018	4,120,549	$5.54	5.73	$42,723

At September 30, 2018 there was approximately $13,294,326 of unamortized stock option compensation expense, which is expected to be recognized over a remaining average vesting period of  2.64 years.

The Company may grant RSUs to eligible employees, including its executives, and non-employee directors.

RSUs represent a right to receive one share of the Company’s common stock, upon the completion of a specific period of continued service or achievement of a certain milestone.  RSU awards are valued at the market price of the Company’s common stock on the date of grant. The Company recognizes noncash compensation expense for the fair values of these RSU awards on a straight-line basis over the requisite service period of these awards.

The following table summarizes the number of RSUs outstanding and the weighted average grant price:

	Number of RSUs	Weighted Average Grant Price
RSUs outstanding at December 31, 2017	–	$–
Granted	601,394	0.85
Released	–	–
Forfeited	–	–
RSUs outstanding at September 30, 2018	601,394	$0.85

At September 30, 2018, there was approximately $444,667 of unamortized RSU compensation expense, which is expected to be recognized over a remaining average vesting period of 0.87 years.

Note 7 - Stock Options

The Company has three equity compensation plans: the 2010 Equity Incentive Plan, the 2012 Equity Incentive Plan and the 2014 Equity Incentive Plan (the "Plans"). Originally, the Company was able to grant up to 548,206 and 1,096,411 shares of Common Stock as both incentive stock options ("ISOs") and nonqualified stock options ("NQs") under the 2010 Equity Incentive Plan and the 2012 Equity Incentive Plan, respectively. In 2013, the Company's stockholders approved an increase to 1,279,146 shares authorized for issuance under the 2010 Equity Incentive Plan. In 2014, the Board of Directors of the Company (the "Board") approved an increase to 1,350,412 shares authorized for issuance under the 2010 Equity Incentive Plan.

In 2014, the Company's stockholders approved the 2014 Equity Incentive Plan pursuant to which the Company may grant up to 1,827,351 shares as both ISOs and NQs, subject to increases as hereafter described (the "Plan Limit"). However, on January 1, 2015 and each January 1 thereafter prior to the termination of the 2014 Equity Incentive Plan, pursuant to the terms of the 2014 Equity Incentive Plan, the Plan Limit was and shall be increased by the lesser of (x) 4% of the number of shares of Common Stock outstanding as of the immediately preceding December 31 and (y) such lesser number as the Board of Directors may determine in its discretion. On January 1, 2016 the Plan Limit was increased to 3,047,323 shares. As of January 1, 2017, the Plan Limit increased to 4,204,063.

Pursuant to the terms of the Plans, ISOs have a term of ten years from the date of grant or such shorter term as may be provided in the option agreement. Unless specified otherwise in an individual option agreement, ISOs generally vest over a four year term and NQs generally vest over a three or four year term. Unless terminated by the Board, the Plans shall continue to remain effective for a term of ten years or until such time as no further awards may be granted and all awards granted under the Plans are no longer outstanding.

The Company issued the following non-qualified options to purchase shares of common stock to its newly appointed executives.  The awards were granted outside of the Company's 2014 Equity Incentive Plan and vests over four years with 25% vesting one year following the date of hire, and the remaining 75% vesting in 36 equal monthly installments thereafter, subject to continued service to the Company through each vesting date and subject to acceleration or forfeiture upon the occurrence of certain events as set forth in the applicable option agreement and employment agreement. The grant awards were made pursuant to the NASDAQ inducement grant exception as a material component of employment compensation.

Issue Date	25% Vesting Date	Executive	Number of Options
November 16, 2015	October 30, 2016	SVP, General Counsel and Secretary	80,000
November 1, 2016	October 17, 2017	Chief Operating Officer	150,000
March 1, 2017	February 28, 2018	SVP, Regulatory Affairs	80,000
November 1, 2017	October 31, 2018	Chief Financial Officer	200,000

The Company's stock-based compensation expense was recognized in operating expense as follows:

	Year Ended December 31,
	2017	2016	2015
Stock-Based Compensation
Research and development	$2,687,975	$2,177,643	$1,129,556
General and administrative	3,494,866	3,127,427	1,769,748
Total	$6,182,841	$5,305,070	$2,899,304

The fair value of options and warrants granted during the years ended December 31, 2017, 2016 and 2015 was estimated using the Black-Scholes option valuation model utilizing the following assumptions:

	Year Ended December 31,
	2017	2016	2015
	Weighted Average	Weighted Average	Weighted Average
Volatility	88.87%	77.20%	79.80%
Risk-Free Interest Rate	1.88%	1.39%	1.74%
Expected Term in Years	6.00	6.02	6.05
Dividend Rate	0.00%	0.00%	0.00%
Fair Value of Option on Grant Date	$6.93	$5.39	$5.42

The following table summarizes the number of options outstanding and the weighted average exercise price:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options outstanding at January 1, 2015	2,445,711	3.13
Granted	1,902,609	7.87
Exercised	(4,753)	0.23
Forfeited	(30,640)	7.98
Expirations	(10,660)	8.28
Options outstanding at December 31, 2015	4,302,267	$5.19	8.14	$31,659,550
Vested and expected to vest at December 31, 2015	4,213,091	$5.14	8.12	$31,202,132
Exercisable at December 31, 2015	1,857,077	$2.83	7.05	$17,952,965

Options outstanding at December 31, 2015	4,302,267	$5.19
Granted	1,211,400	8.09
Exercised	(63,639)	4.62
Forfeited	(133,517)	5.79
Options outstanding at December 31, 2016	5,316,511	$5.84	7.60	$35,599,646
Vested and expected to vest at December 31, 2016	5,235,931	$5.80	7.58	$35,246,927
Exercisable at December 31, 2016	3,027,112	$4.41	6.76	$24,559,384

Options outstanding at December 31, 2016	5,316,511	$5.84
Granted	1,365,400	9.39
Exercised	(35,366)	3.34
Forfeited	(183,750)	9.46
Options outstanding at December 31, 2017	6,462,795	$6.50	7.13	$20,467,335
Vested and expected to vest at December 31, 2017	6,462,795	$6.50	7.13	$20,467,335
Exercisable at December 31, 2017	4,066,066	$5.14	6.21	$18,100,589

At December 31, 2017 there was approximately $12,968,689 of unamortized stock compensation expense, which is expected to be recognized over a remaining average vesting period of 2.48 years.